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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21558

                    Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Short Term Income Fund

 Schedule of Investments 11/30/2012

 Principal Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 ASSET BACKED SECURITIES - 13.3%

 126,340

 0.39

 BB+/B3

 ACE Securities Corp., Floating Rate Note, 3/25/36

 $

 119,936

 148,004

 6.50

 BB+/Baa2

 ACE Securities Corp., Floating Rate Note, 8/15/30 (144A)

 149,418

 416,144

 0.48

 AA/Baa3

 Aegis Asset Backed Securities Trust, Floating Rate Note, 12/25/35

 376,026

 605,050

 0.57

 AAA/Aaa

 Aegis Asset Backed Securities Trust, Floating Rate Note, 9/25/34

 568,893

 350,000

 NR/NR

 American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)

 349,987

 56,017

 AA+/Aaa

 AmeriCredit Automobile Receivables Trust 2009-1, 9.79%, 4/15/14

 57,307

 567,000

 AA-/Aa2

 AmeriCredit Automobile Receivables Trust 2010-2, 6.24%, 6/8/16

 612,116

 100,000

 NR/Aa3

 AmeriCredit Automobile Receivables Trust, 4.04%, 7/10/17

 106,337

 375,459

 0.51

 AA+/Aa1

 Ameriquest Mortgage Securities, Inc., Floating Rate Note, 11/25/34

 372,490

 115,469

 0.41

 AA+/Aaa

 Ameriquest Mortgage Securities, Inc., Floating Rate Note, 8/25/35

 112,120

 204,990

 0.71

 AAA/Aa3

 Amortizing Residential Collateral Trust 2004-1, Floating Rate Note, 10/25/34

 191,633

 386,357

 0.76

 AAA/NR

 ARI Fleet Lease Trust 2010-A, Floating Rate Note, 3/15/20 (144A)

 387,479

 500,000

 NR/NR

 Ascentium Equipment Receivables LLC, 1.83%, 9/15/19 (144A)

 499,963

 66,348

 0.65

 AA+/Aa2

 Asset Backed Securities Corp. Home Equity, Floating Rate Note, 4/25/35

 66,118

 390,496

 4.91

 AA+/NR

 Bayview Financial Acquisition Trust, Floating Rate Note, 2/25/33 (144A)

 398,139

 401,130

 0.84

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44

 395,057

 325,522

 0.79

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 8/28/44

 317,079

 300,000

 1.26

 AA+/A2

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 10/25/34

 251,852

 54,212

 0.32

 AA+/Baa1

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 12/25/36

 54,048

 285,937

 0.69

 AA+/Aa2

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 6/25/35

 278,228

 379,367

 4.67

 AA+/Baa2

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 6/25/43

 373,668

 318,247

 NR/A1

 Bombardier Capital Mortgage Securitization Corp., 6.65%, 4/15/28

 332,815

 316,871

 NR/Aa3

 California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)

 316,806

 235,828

 AA/NR

 CarNow Auto Receivables Trust 2012-1, 2.09%, 1/15/15 (144A)

 235,936

 1,467,466

 0.39

 BBB-/Ba3

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/36

 1,408,506

 200,000

 0.66

 NR/Aaa

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 200,000

 535,782

 0.62

 AAA/Aa1

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/35

 535,512

 255,285

 1.11

 A-/Baa1

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/37

 253,186

 166,530

 1.01

 AAA/Aa3

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 8/25/35

 166,543

 556,882

 AAA/Aaa

 Conseco Finance, 7.55%, 4/15/32 (Step)

 578,278

 89,335

 6.69

 AAA/Aaa

 Conseco Finance, Floating Rate Note, 11/15/32

 89,865

 151,575

 0.58

 AA+/A2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 146,203

 71,996

 5.68

 BB/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/46

 71,989

 346,796

 5.07

 BB+/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36

 351,037

 296,018

 0.75

 CCC/Caa2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 4/25/32

 170,896

 206,990

 0.32

 BBB-/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/37

 205,894

 97,334

 0.39

 B-/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/36

 93,913

 863,857

 0.65

 A+/A2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/35

 862,858

 256,978

 0.56

 BB+/Ba2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/47

 254,220

 49,903

 0.56

 BBB/Baa3

 Countrywide Home Equity Loan Trust, Floating Rate Note, 11/15/28

 49,780

 66,718

 A/NR

 DT Auto Owner Trust 2010-1, 3.46%, 1/15/14 (144A)

 66,749

 325,000

 BBB/NR

 DT Auto Owner Trust 2011-1, 4.89%, 1/17/17 (144A)

 327,473

 470,657

 4.14

 AAA/Aaa

 Equity One ABS, Inc., Floating Rate Note, 4/25/34

 482,042

 200,000

 AAA/NR

 First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)

 200,390

 1,024,940

 0.61

 AA+/Aa2

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 984,377

 CAD

 776,728

 AAA/NR

 Ford Auto Securitization Trust, 2.431%, 11/15/14 (144A)

 793,663

 256,000

 0.65

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17

 256,595

 241,667

 A/NR

 Global SC Finance SRL, 4.11%, 7/19/27 (144A)

 253,390

 500,000

 1.06

 AAA/Aaa

 Gracechurch Card Funding Plc, Floating Rate Note, 5/15/19 (144A)

 499,505

 660,064

 0.99

 AA+/Ba1

 GSAA Trust, Floating Rate Note, 6/25/34

 618,512

 57,782

 0.85

 A/A2

 GSAMP Trust 2005-HE2, Floating Rate Note, 3/25/35

 56,552

 279,632

 0.62

 AAA/Aaa

 Home Equity Asset Trust, Floating Rate Note, 11/25/35

 276,236

 127,361

 0.39

 BBB+/A1

 Home Equity Asset Trust, Floating Rate Note, 7/25/36

 126,436

 132,463

 0.87

 AA/A1

 Home Equity Asset Trust, Floating Rate Note, 8/25/35

 128,612

 117,119

 0.38

 BB+/Baa2

 Home Equity Asset Trust, Floating Rate Note, 8/25/36

 110,623

 315,599

 A+/B1

 Home Equity Mortgage Trust, 5.821%, 4/25/35 (Step)

 309,507

 761,648

 1.21

 AA/NR

 Hyundai Capital Auto Funding, Ltd., Floating Rate Note, 9/20/16 (144A)

 763,247

 309,555

 NR/Baa1

 Irwin Home Equity Corp., 5.32%, 6/25/35 (Step)

 301,163

 89,674

 0.55

 BB/A2

 IXIS Real Estate Capital Trust 2005-HE4, Floating Rate Note, 2/25/36

 83,607

 27,722

 BBB+/Ba1

 JP Morgan Mortgage Acquisition Corp., 5.453%, 11/25/36 (Step)

 27,646

 195,000

 NR/Aaa

 Leaf II Receivables Funding LLC, 1.55%, 11/15/17 (144A)

 194,240

 1,477,324

 0.66

 AA+/A2

 Lehman ABS Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 6/15/33

 1,406,224

 459,784

 CCC+/C

 Local Insight Media Finance LLC, 5.88%, 10/23/37 (144A)

 183,914

 550,000

 2.46

 BBB+/Baa1

 Madison Avenue Manufactured Housing Contract, Floating Rate Note, 3/25/32

 513,564

 1,127,290

 0.44

 BB+/A2

 Mastr Asset Backed Securities Trust, Floating Rate Note, 2/25/36

 1,088,211

 5,545

 0.64

 AA+/Aa1

 Mastr Asset Backed Securities Trust, Floating Rate Note, 5/25/35

 5,532

 350,000

 0.27

 AAA/Aaa

 MBNA Credit Card Master Note Trust, Floating Rate Note, 10/15/15

 349,856

 347,346

 0.41

 BBB-/Baa1

 Morgan Stanley ABS Capital I, Floating Rate Note, 12/25/35

 341,696

 133,738

 0.53

 A+/Ba1

 Morgan Stanley Home Equity Loan Trust, Floating Rate Note, 9/25/35

 122,713

 800,000

 2.71

 NR/A2

 Navistar Financial Dealer Note Master Trust, Floating Rate Note, 10/25/16 (144A)

 809,803

 162,497

 0.56

 AAA/Aaa

 New Century Home Equity Loan Trust Series 2005-1, Floating Rate Note, 3/25/35

 157,330

 1,045,825

 0.51

 AAA/Aa1

 New Century Home Equity Loan Trust Series 2005-2, Floating Rate Note, 6/25/35

 1,033,698

 212,559

 0.47

 AA+/Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 208,840

 79,988

 0.33

 A+/Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38

 79,591

 200,000

 0.96

 AAA/Aaa

 Penarth Master Issuer Plc, Floating Rate Note, 12/18/14 (144A)

 200,035

 923,000

 1.41

 AAA/Aaa

 PFS Financing Corp., Floating Rate Note, 2/15/16 (144A)

 930,678

 761,886

 BB-/Ba1

 Popular ABS Mortgage Pass-Through Trust 2004-4, 5.181%, 9/25/34 (Step)

 556,466

 233,089

 0.46

 B/Ba3

 RAAC Series, Floating Rate Note, 2/25/37 (144A)

 224,081

 177,663

 0.65

 AA+/A1

 RASC Trust, Floating Rate Note, 8/25/35

 171,158

 165,396

 AA/Baa1

 Residential Funding Mortgage Securities II Home Loan Trust, 5.27%, 4/25/28 (Step)

 174,147

 285,000

 NR/Aaa

 Santander Drive Auto Receivables Trust 2011-2, 2.66%, 1/15/16

 291,601

 69,608

 A/NR

 Santander Drive Auto Receivables Trust 2011-S1, 1.89%, 5/15/17 (144A)

 69,862

 280,195

 BBB/NR

 Santander Drive Auto Receivables Trust 2011-S2, 3.35%, 6/15/17 (144A)

 281,700

 500,000

 A/A1

 Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17

 523,738

 125,000

 A/A1

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 127,723

 94,928

 1.18

 BBB-/B3

 Saxon Asset Securities Trust, Floating Rate Note, 1/25/32

 71,035

 378,973

 1.21

 A+/Baa3

 Sierra Receivables Funding Co LLC, Floating Rate Note, 9/20/19 (144A)

 374,731

 380,000

 1.07

 AAA/Aaa

 SLM Student Loan Trust, Floating Rate Note, 4/27/26 (144A)

 376,531

 600,000

 0.54

 NR/Aaa

 SMART Trust/Australia, Floating Rate Note, 6/14/15

 597,054

 916,803

 AA/NR

 SNAAC Auto Receivables Trust, 1.78%, 6/15/16 (144A)

 918,385

 220,327

 0.99

 AA/A3

 Soundview Home Loan Trust 2005-3, Floating Rate Note, 6/25/35

 217,441

 484,813

 0.61

 B/Caa2

 Southern Pacific Secured Asset Corp., Floating Rate Note, 3/25/28

 338,052

 113,536

 0.44

 AA+/A1

 Specialty Underwriting & Residential Finance, Floating Rate Note, 9/25/36

 113,340

 127,087

 B+/A2

 Structured Asset Securities Corp., 4.44%, 2/25/35 (Step)

 127,038

 2,548

 0.29

 AA/Aaa

 Structured Asset Securities Corp., Floating Rate Note, 1/25/37

 2,547

 60,206

 0.26

 BBB/Aa1

 Structured Asset Securities Corp., Floating Rate Note, 2/25/37

 59,892

 247,780

 AAA/Aaa

 SVO VOI Mortgage Corp., 5.25%, 2/20/21 (144A)

 248,878

 336,604

 0.58

 AAA/A2

 Wachovia Mortgage Loan Trust LLC, Floating Rate Note, 10/25/35

 330,102

 128,827

 0.59

 AA+/NR

 Wells Fargo Home Equity Trust, Floating Rate Note, 12/25/35 (144A)

 124,551

 83,296

 0.30

 NR/Aa1

 Wells Fargo Home Equity Trust, Floating Rate Note, 4/25/37

 81,653

 318,634

 A/NR

 Westgate Resorts LLC, 3.0%, 1/20/25 (144A)

 $

 321,023

 TOTAL ASSET BACKED SECURITIES

 (Cost $33,767,046)

 $

 33,377,110

 COLLATERALIZED MORTGAGE OBLIGATIONS - 30.0%

 258,720

 5.75

 NR/NR

 American General Mortgage Loan Trust, Floating Rate Note, 9/25/48 (144A)

 $

 259,910

 802,846

 AAA/Aaa

 American Home Mortgage Investment Trust, 5.01%, 10/25/34 (Step)

 816,495

 298,645

 2.53

 AAA/Ba1

 American Home Mortgage Investment Trust, Floating Rate Note, 6/25/45

 296,543

 210,000

 A+/Baa2

 American Tower Trust, 5.957%, 4/15/37 (144A)

 215,542

 283,726

 NR/B2

 Banc of America Alternative Loan Trust, 5.25%, 5/25/34

 288,679

 195,027

 NR/B3

 Banc of America Alternative Loan Trust, 5.5%, 3/25/19

 200,808

 372,431

 0.66

 NR/A1

 Banc of America Alternative Loan Trust, Floating Rate Note, 12/25/33

 357,214

 250,124

 BBB+/NR

 Banc of America Funding Corp., 5.5%, 10/25/33

 263,099

 75,137

 CC/B1

 Banc of America Funding Corp., 5.75%, 10/25/35

 75,651

 295,211

 3.13

 AA+/NR

 Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33

 297,589

 1,574,836

 3.14

 NR/Baa3

 Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33

 1,576,744

 30,154

 BB+/NR

 Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19

 30,642

 1,949,416

 NR/Caa2

 Bayview Commercial Asset Trust, 3.89%, 9/25/37 (Step) (144A)

 183,245

 2,710,177

 4.70

 NR/Caa2

 Bayview Commercial Asset Trust, Floating Rate Note, 7/25/37 (144A)

 169,115

 144,856

 0.95

 A+/Baa1

 Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34

 141,569

 126,252

 3.48

 BBB+/Ba1

 Bear Stearns ARM Trust 2004-9, Floating Rate Note, 11/25/34

 126,792

 701,473

 NR/NR

 Cendant Mortgage Corp., 6.25%, 3/25/32 (144A)

 668,798

 26,657

 0.35

 A+/Aaa

 Citigroup Commercial Mortgage Trust, Floating Rate Note, 4/15/22 (144A)

 26,289

 522,521

 0.42

 BBB-/Aa2

 Citigroup Commercial Mortgage Trust, Floating Rate Note, 4/15/22 (144A)

 499,536

 252,314

 NR/Aa2

 Citigroup Mortgage Loan Trust, Inc., 7.0%, 9/25/33

 261,695

 215,525

 5.50

 CC/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/35

 28,568

 248,652

 2.89

 CC/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 4/25/35

 165,526

 62,932

 1.19

 NR/WR

 Collateralized Mortgage Obligation Trust, Floating Rate Note, 7/1/18

 63,665

 728,080

 0.31

 AAA/Aaa

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 720,389

 825,000

 0.34

 AA-/A1

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 766,786

 334,563

 0.39

 A+/A1

 COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)

 324,415

 288,581

 NR/Aaa

 Commercial Mortgage Pass-Through Certificates Series 2007-C1, 5.268%, 2/15/40

 288,558

 330,593

 0.33

 BBB+/Aaa

 Commercial Mortgage Pass-Through Certificates Series 2007-TFL1, Floating Rate Note, 2/15/22 (144A)

 322,379

 475,874

 AAA/B2

 Countrywide Alternative Loan Trust, 4.75%, 10/25/33

 484,330

 125,014

 0.76

 A+/NR

 Countrywide Alternative Loan Trust, Floating Rate Note, 7/25/33

 123,831

 278,636

 0.66

 CCC/NR

 Countrywide Alternative Loan Trust, Floating Rate Note, 8/25/18

 260,729

 274,862

 0.66

 BBB+/Ba1

 Countrywide Alternative Loan Trust, Floating Rate Note, 9/25/34

 272,121

 813,031

 A/NR

 Countrywide Home Loan Mortgage Pass Through Trust, 5.5%, 10/25/32

 840,717

 126,462

 BBB/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.25%, 10/25/19

 128,441

 75,360

 B+/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 75,205

 955,182

 NR/Aaa

 Credit Suisse First Boston Mortgage Securities Corp., 7.13%, 11/15/30

 972,640

 359,254

 AAA/Baa3

 Credit Suisse First Boston Mortgage Securities Corp., 7.5%, 5/25/32

 371,860

 115,978

 2.88

 AAA/Ba1

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33

 111,528

 157,335

 1.56

 AA+/Aa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 150,507

 186,697

 1.71

 AA+/WR

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/25/33

 175,401

 750,000

 6.45

 D/Caa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 9/15/34 (144A)

 364,624

 600,000

 3.82

 NR/NR

 CSMC Series 2010-16, Floating Rate Note, 6/25/50 (144A)

 588,748

 136,199

 1.46

 AAA/NR

 Deutsche Mortgage Securities, Inc., Floating Rate Note, 6/28/47 (144A)

 136,242

 148,526

 0.58

 AA+/Aa3

 DSLA Mortgage Loan Trust 2004-AR3, Floating Rate Note, 7/19/44

 136,977

 690,078

 AAA/Aaa

 Extended Stay America Trust 2010-ESH, 2.951%, 11/5/27 (144A)

 690,338

 23,000,000

 1.37

 BBB/A2

 Extended Stay America Trust 2010-ESH, Floating Rate Note, 1/5/16 (144A)

 736

 124,846

 AAA/Aaa

 Fannie Mae Benchmark REMIC, 5.45%, 12/25/20

 127,375

 4,346,627

 3.74

 AAA/Aaa

 Fannie Mae Grantor Trust, Floating Rate Note, 10/25/40

 4,183,798

 1,178,274

 3.38

 AAA/Aaa

 Fannie Mae Grantor Trust, Floating Rate Note, 7/25/43

 1,268,368

 410,344

 AAA/Aaa

 Fannie Mae REMICS, 3.0%, 1/25/21

 427,299

 65,444

 AAA/Aaa

 Fannie Mae REMICS, 5.0%, 9/25/39

 68,534

 446,348

 AAA/Aaa

 Fannie Mae REMICS, 5.5%, 10/25/32

 456,215

 262,245

 AAA/Aaa

 Fannie Mae REMICS, 5.5%, 11/25/34

 263,051

 49,690

 AAA/Aaa

 Fannie Mae REMICS, 5.69%, 1/25/32

 50,490

 394,821

 AAA/Aaa

 Fannie Mae REMICS, 6.0%, 3/25/35

 416,218

 199,099

 AAA/Aaa

 Fannie Mae REMICS, 6.0%, 6/25/29

 224,141

 131,485

 0.61

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 4/25/34

 132,376

 639,218

 0.76

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 5/25/40

 644,699

 241,305

 0.51

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 7/25/35

 241,749

 1,136,234

 2.78

 AAA/Aaa

 Fannie Mae Trust 2003-W2, Floating Rate Note, 7/25/42

 1,108,898

 299,761

 2.73

 AAA/Aaa

 Fannie Mae Trust 2005-W3, Floating Rate Note, 4/25/45

 304,363

 326,311

 2.29

 AAA/Aaa

 Fannie Mae Trust 2005-W4, Floating Rate Note, 6/25/35

 350,661

 64,470

 2.59

 AAA/A1

 First Horizon Mortgage Pass-Through Trust 2004-AR1, Floating Rate Note, 2/25/34

 63,538

 83,961

 CCC/NR

 First Horizon Mortgage Pass-Through Trust 2006-1, 6.0%, 5/25/36

 85,160

 95,290

 AAA/Aaa

 First Union Leh Bro Bank Of Amer Com Mor Pa Th Ce Se 1998-c2, 6.778%, 11/18/35

 95,483

 13,958

 AAA/Aaa

 Freddie Mac REMICS, 3.25%, 6/15/17

 13,967

 424,994

 AAA/Aaa

 Freddie Mac REMICS, 4.0%, 6/15/22

 431,212

 39,333

 AAA/Aaa

 Freddie Mac REMICS, 4.5%, 8/15/17

 39,545

 384,559

 AAA/Aaa

 Freddie Mac REMICS, 5.0%, 10/15/33

 386,826

 300,000

 AAA/Aaa

 Freddie Mac REMICS, 5.0%, 6/15/34

 310,612

 290,054

 AAA/Aaa

 Freddie Mac REMICS, 5.5%, 10/15/35

 303,645

 39,833

 AAA/Aaa

 Freddie Mac REMICS, 5.5%, 3/15/32

 40,589

 879,005

 AAA/Aaa

 Freddie Mac REMICS, 6.0%, 4/15/36

 887,304

 472,105

 0.66

 AAA/Aaa

 Freddie Mac REMICS, Floating Rate Note, 1/15/41

 475,140

 157,406

 0.46

 AAA/Aaa

 Freddie Mac REMICS, Floating Rate Note, 11/15/36

 157,616

 153,810

 0.64

 AA+/Aa2

 GE Business Loan Trust 2003-1, Floating Rate Note, 4/15/31 (144A)

 145,565

 270,402

 0.50

 AA/Aa2

 GE Business Loan Trust 2004-1, Floating Rate Note, 5/15/32 (144A)

 255,860

 157,873

 0.38

 A/Aa3

 GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)

 134,981

 573,823

 NR/Aaa

 GE Capital Commercial Mortgage Corp., 5.145%, 7/10/37

 581,150

 445,000

 5.63

 NR/Aa3

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/37 (144A)

 456,454

 250,000

 5.31

 BBB+/Baa2

 GMAC Commercial Mortgage Securities Inc Series 2003-C1 Trust, Floating Rate Note, 5/10/36 (144A)

 250,116

 150,000

 5.65

 B+/NR

 GMAC Commercial Mortgage Securities Inc Series 2003-C2 Trust, Floating Rate Note, 5/10/40 (144A)

 146,500

 240,367

 4.62

 AA+/A2

 GMAC Mortgage Corp Loan Trust, Floating Rate Note, 10/19/33

 248,866

 300,000

 AAA/Aaa

 Government National Mortgage Association, 3.0%, 4/20/41

 316,688

 237,272

 AAA/Aaa

 Government National Mortgage Association, 4.009%, 5/16/37

 241,560

 9,277

 AAA/Aaa

 Government National Mortgage Association, 4.5%, 6/20/27

 9,303

 350,000

 AAA/Aaa

 Government National Mortgage Association, 4.549%, 6/16/28

 356,748

 1,196,968

 AAA/Aaa

 Government National Mortgage Association, 5.0%, 1/20/16

 1,254,331

 3,228,272

 1.72

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 10/16/43

 230,137

 15,022,187

 0.66

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 11/16/51

 618,358

 15,356,560

 1.37

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 2/16/52

 842,829

 1,984,757

 1.03

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 2/16/53

 173,150

 3,507,122

 1.22

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 3/16/51

 154,517

 1,191,614

 1.05

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 3/16/53

 100,117

 1,979,866

 1.10

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 8/16/52

 154,952

 1,788,169

 1.07

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 9/16/52

 156,345

 498,250

 AAA/Aaa

 Greenwich Capital Commercial Funding Corp., 4.111%, 7/5/35

 501,788

 350,000

 NR/NR

 GS Mortgage Securities Corp. II, 4.209%, 2/10/21 (144A)

 353,465

 500,000

 1.26

 AAA/Aaa

 GS Mortgage Securities Corp. II, Floating Rate Note, 3/6/20 (144A)

 500,950

 100,000

 2.20

 AA/NR

 GS Mortgage Securities Corp. II, Floating Rate Note, 3/6/20 (144A)

 100,280

 437,459

 3.06

 A+/B1

 GSR Mortgage Loan Trust, Floating Rate Note, 6/25/34

 440,667

 245,146

 5.25

 BB-/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 7/25/35

 242,463

 403,241

 2.73

 AAA/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 8/25/33

 406,657

 736,231

 2.66

 A+/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 9/25/35

 739,249

 276,700

 0.56

 AAA/Aa3

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34

 274,083

 1,692,807

 0.85

 AAA/Ba3

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 1,587,562

 57,897

 2.01

 CCC/C

 Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34

 31,362

 77,128

 0.31

 A/Aaa

 Indymac Index Mortgage Loan Trust, Floating Rate Note, 2/25/37

 76,876

 129,450

 2.85

 NR/NR

 Jefferies & Co., Inc., Floating Rate Note, 5/26/37 (144A)

 129,812

 217,287

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 4.767%, 3/12/39

 217,844

 349,635

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.45%, 12/12/43

 350,125

 548,638

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.819%, 6/12/43

 559,350

 1,336,596

 0.34

 NR/Aa2

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/18 (144A)

 1,314,142

 213,079

 0.57

 NR/Ba1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/18 (144A)

 179,596

 475,000

 5.92

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 2/12/49

 490,111

 250,000

 0.36

 A-/Aa3

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 5/15/47

 238,869

 74,767

 NR/Caa3

 JP Morgan Mortgage Trust, 6.0%, 8/25/36

 4,723

 574,538

 2.37

 AAA/Baa1

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/33

 595,629

 458,045

 2.52

 AA+/Baa3

 JP Morgan Mortgage Trust, Floating Rate Note, 2/25/34

 470,043

 275,000

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust, 4.568%, 1/15/31

 286,143

 138,703

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust, 4.664%, 7/15/30

 140,495

 650,000

 5.62

 BBB+/NR

 LB-UBS Commercial Mortgage Trust, Floating Rate Note, 10/15/35 (144A)

 648,319

 186,831

 6.33

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust, Floating Rate Note, 4/15/41

 199,440

 939,326

 0.38

 AA+/Aaa

 Lehman Brothers Floating Rate Commercial Mortgage Trust 2006-LLF C5, Floating Rate Note, 9/15/21 (144A)

 916,785

 120,777

 0.91

 BB/Aaa

 Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)

 119,024

 339,476

 0.73

 BB/B2

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 116,644

 59,524

 A-/NR

 MASTR Alternative Loans Trust, 4.5%, 1/25/15

 59,686

 193,637

 0.61

 AAA/NR

 MASTR Asset Securitization Trust 2003-6, Floating Rate Note, 7/25/18

 191,162

 243,396

 6.72

 A-/NR

 Mastr Seasoned Securities Trust, Floating Rate Note, 9/25/32

 256,006

 273,062

 0.67

 A+/A3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29

 265,155

 56,312

 2.42

 BBB/B3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-2, Floating Rate Note, 10/25/35

 55,624

 348,923

 2.55

 A+/NR

 Merrill Lynch Mortgage Investors, Inc., Floating Rate Note, 2/25/35

 352,635

 8,935

 AAA/Aaa

 Merrill Lynch Mortgage Trust, 4.556%, 6/12/43

 8,970

 141,881

 5.29

 NR/Aaa

 Merrill Lynch/Countrywide Commercial Mortgage Trust, Floating Rate Note, 7/12/46

 144,039

 250,000

 0.91

 BBB+/A3

 Morgan Stanley Capital I, Inc. Class C, Floating Rate Note, 12/15/20 (144A)

 232,354

 460,000

 NR/A3

 Morgan Stanley Dean Witter Capital I, 6.79%, 7/15/33

 $

 476,242

 700,000

 NR/NR

 Morgan Stanley Re-REMIC Trust 2010-R9, 5.0%, 11/26/36 (144A)

 712,250

 300,000

 1.41

 AAA/Aaa

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)

 299,706

 296,703

 NR/Baa3

 ORES NPL LLC, 4.0%, 9/25/44 (144A)

 298,068

 700,000

 1.74

 AAA/Aaa

 Permanent Master Issuer Plc, Floating Rate Note, 7/15/42 (144A)

 708,506

 224,111

 NR/Aa3

 PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)

 218,982

 295,000

 A+/NR

 Prudential Commercial Mortgage Trust 2003-PWR1, 4.706%, 2/11/36

 296,478

 733,429

 B+/B2

 RAAC Series, 6.0%, 1/25/32

 748,202

 950,000

 AAA/Baa3

 RALI Trust, 4.0%, 7/25/33

 945,001

 1,025,274

 BBB+/Ba1

 RALI Trust, 4.25%, 1/25/34

 1,039,261

 223,605

 AAA/Ba3

 RALI Trust, 4.75%, 4/25/34

 224,292

 72,277

 NR/Ba1

 RALI Trust, 5.0%, 7/25/18

 73,904

 326,974

 NR/B3

 RALI Trust, 5.5%, 12/25/34

 322,447

 250,000

 AAA/Ba3

 RALI Trust, 5.5%, 8/25/33

 258,938

 325,000

 AAA/Baa3

 RALI Trust, 5.5%, 9/25/33

 334,658

 66,367

 AAA/Aa1

 RALI Trust, 5.75%, 10/25/33

 66,279

 219,952

 0.76

 BBB+/Ba1

 RALI Trust, Floating Rate Note, 1/25/34

 210,674

 480,626

 0.76

 NR/Baa3

 RALI Trust, Floating Rate Note, 10/25/17

 452,976

 296,194

 6.25

 BBB+/NR

 RAMP Trust, Floating Rate Note, 5/25/18

 302,918

 107,993

 1.61

 B-/Ba1

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 95,439

 435,564

 CCC/NR

 Residential Asset Securitization Trust, 5.5%, 7/25/35

 431,091

 464,331

 B+/NR

 Residential Asset Securitization Trust, 5.75%, 12/25/34

 475,639

 1,945,779

 0.61

 BBB+/NR

 Residential Asset Securitization Trust, Floating Rate Note, 5/25/33

 1,750,172

 50,708

 0.71

 AAA/NR

 Residential Asset Securitization Trust, Floating Rate Note, 7/25/33

 50,520

 353,662

 7.37

 NR/Aaa

 Salomon Brothers Mortgage Securities VII, Inc., Floating Rate Note, 5/18/32 (144A)

 357,123

 284,787

 0.83

 AA+/Baa3

 Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33

 272,622

 213,989

 0.53

 A+/Baa3

 Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34

 203,753

 874,637

 0.48

 AAA/Baa1

 Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35

 781,982

 315,037

 1.03

 AAA/A3

 Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35

 281,668

 378,917

 2.10

 AA+/Baa3

 Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34

 378,270

 554,330

 0.98

 AA+/B1

 Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35

 532,448

 393,439

 2.22

 AAA/NR

 Springleaf Mortgage Loan Trust, Floating Rate Note, 10/25/57 (144A)

 397,373

 93,494

 0.95

 AAA/Aa1

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35

 92,944

 700,751

 3.82

 CCC/Caa3

 Structured Asset Mortgage Investments, Inc., Floating Rate Note, 5/25/45

 489,612

 734,352

 0.75

 AA+/Aaa

 Structured Asset Mortgage Investments, Inc., Floating Rate Note, 8/26/35

 730,225

 285,392

 2.90

 A+/Baa3

 Structured Asset Securities Corp., Floating Rate Note, 10/25/33

 286,558

 284,410

 0.86

 NR/NR

 Structured Asset Securities Corp., Floating Rate Note, 10/25/37 (144A)

 280,855

 683,563

 0.71

 A+/Baa3

 Structured Asset Securities Corp., Floating Rate Note, 12/25/33

 660,414

 1,236,333

 2.78

 A+/Baa3

 Structured Asset Securities Corp., Floating Rate Note, 7/25/33

 1,212,124

 330,972

 1.91

 AAA/Ba1

 Thornburg Mortgage Securities Trust Class II2A, Floating Rate Note, 3/25/44

 324,583

 255,406

 4.11

 AAA/Ba1

 Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44

 255,999

 129,833

 1.88

 AAA/A1

 Thornburg Mortgage Securities Trust, Floating Rate Note, 3/25/44

 130,207

 1,545,394

 0.95

 BBB+/Baa3

 Thornburg Mortgage Securities Trust, Floating Rate Note, 9/25/44

 1,504,823

 449,147

 NR/NR

 Vericrest Opportunity Loan Transferee, 2.734%, 11/25/60 (144A)

 449,147

 500,000

 5.61

 AA-/NR

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 4/15/35 (144A)

 500,202

 81,407,537

 0.14

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 6/15/45

 20,922

 650,000

 5.30

 BBB/NR

 WAMU Commercial Mortgage Securities Trust, Floating Rate Note, 5/25/36 (144A)

 672,250

 1,136,071

 AA+/NR

 WaMu Mortgage Pass Through Certificates, 5.0%, 10/25/18

 1,173,305

 268,593

 AA+/Baa3

 Wells Fargo Mortgage Backed Securities Trust, 4.75%, 12/25/18

 277,837

 85,434

 AA+/A1

 Wells Fargo Mortgage Backed Securities Trust, 5.0%, 11/25/36

 88,733

 663,020

 NR/Caa1

 Wells Fargo Mortgage Backed Securities Trust, 5.75%, 3/25/36

 666,130

 1,392,387

 2.66

 BBB-/Ba2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 3/25/35

 1,382,744

 511,508

 5.00

 NR/Ba2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 4/25/35

 $

 522,555

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $77,220,743)

 $

 75,226,793

 CORPORATE BONDS - 28.8%

 Energy - 0.9%

 Oil & Gas Equipment & Services - 0.3%

 739,000

 BBB/Baa2

 Weatherford International, Ltd. Bermuda, 5.15%, 3/15/13

 $

 747,032

 Oil & Gas Exploration & Production - 0.3%

 250,000

 A/Aa3

 Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.5%, 9/30/14 (144A)

 $

 269,625

 500,000

 BBB-/Baa2

 TNK-BP Finance SA, 7.5%, 3/13/13 (144A)

 507,850

 $

 777,475

 Oil & Gas Storage & Transportation - 0.3%

 750,000

 BBB/Baa2

 Williams Partners LP, 3.8%, 2/15/15

 $

 795,090

 Total Energy

 $

 2,319,597

 Materials - 0.8%

 Industrial Gases - 0.2%

 500,000

 BBB/Baa2

 Airgas, Inc., 2.85%, 10/1/13

 $

 507,966

 Specialty Chemicals - 0.2%

 536,000

 BBB/Baa2

 Cytec Industries, Inc., 4.6%, 7/1/13

 $

 543,975

 Construction Materials - 0.2%

 360,000

 BBB+/Baa2

 CRH America, Inc., 5.3%, 10/15/13

 $

 373,011

 Gold - 0.2%

 500,000

 BBB+/Baa1

 Barrick Gold Corp., 1.75%, 5/30/14

 $

 507,078

 Total Materials

 $

 1,932,030

 Capital Goods - 0.8%

 Aerospace & Defense - 0.2%

 500,000

 A/A2

 United Technologies Corp., 1.2%, 6/1/15

 $

 508,372

 Industrial Conglomerates - 0.2%

 500,000

 AA+/Aa3

 General Electric Co., 0.85%, 10/9/15

 $

 500,226

 Trading Companies & Distributors - 0.4%

 1,000,000

 BBB/Baa2

 Glencore Funding LLC, 6.0%, 4/15/14 (144A)

 $

 1,059,543

 Total Capital Goods

 $

 2,068,141

 Automobiles & Components - 1.0%

 Auto Parts & Equipment - 0.3%

 725,000

 0.72

 BBB+/Baa1

 Johnson Controls, Inc., Floating Rate Note, 2/4/14

 $

 727,449

 Automobile Manufacturers - 0.7%

 1,000,000

 BBB+/Baa1

 Hyundai Motor Manufacturing Czech sro, 4.5%, 4/15/15 (144A)

 $

 1,067,800

 100,000

 BBB+/A3

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 106,931

 500,000

 A-/A3

 Volkswagen International Finance NV, 1.6%, 11/20/17 (144A)

 498,430

 $

 1,673,161

 Total Automobiles & Components

 $

 2,400,610

 Media - 0.3%

 Broadcasting - 0.3%

 750,000

 BBB/Baa2

 Discovery Communications LLC, 3.7%, 6/1/15

 $

 801,148

 Total Media

 $

 801,148

 Food & Staples Retailing - 0.0%

 Drug Retail - 0.0%

 102,103

 BBB+/Baa2

 CVS Pass-Through Trust, 6.117%, 1/10/13 (144A)

 $

 103,124

 Total Food & Staples Retailing

 $

 103,124

 Food, Beverage & Tobacco - 0.3%

 Brewers - 0.2%

 500,000

 BBB+/Baa1

 SABMiller Holdings, Inc., 1.85%, 1/15/15 (144A)

 $

 509,677

 Packaged Foods & Meats - 0.1%

 250,000

 0.61

 BBB+/A2

 Campbell Soup Co., Floating Rate Note, 8/1/14

 $

 250,960

 Total Food, Beverage & Tobacco

 $

 760,637

 Health Care Equipment & Services - 0.9%

 Health Care Equipment - 0.2%

 510,000

 A/Baa1

 St Jude Medical, Inc., 2.5%, 1/15/16

 $

 530,931

 Health Care Distributors - 0.2%

 500,000

 A-/Baa2

 Cardinal Health, Inc., 4.0%, 6/15/15

 $

 539,016

 Health Care Services - 0.5%

 1,000,000

 BBB+/Baa3

 Express Scripts Holding Co., 3.125%, 5/15/16

 $

 1,058,047

 Total Health Care Equipment & Services

 $

 2,127,994

 Pharmaceuticals, Biotechnology & Life Sciences - 0.8%

 Life Sciences Tools & Services - 0.8%

 500,000

 BBB+/Baa2

 Agilent Technologies, Inc., 2.5%, 7/15/13

 $

 505,016

 620,000

 BBB+/NR

 Agilent Technologies, Inc., 5.5%, 9/14/15

 693,043

 750,000

 BBB+/Baa3

 Life Technologies Corp., 3.375%, 3/1/13

 753,360

 $

 1,951,419

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,951,419

 Banks - 5.0%

 Diversified Banks - 3.0%

 500,000

 1.76

 A/NR

 Abbey National Treasury Services Plc London, Floating Rate Note, 6/10/13

 $

 500,634

 750,000

 A+/A2

 Barclays Bank Plc, 2.5%, 1/23/13

 752,196

 500,000

 BBB-/Baa3

 BBVA US Senior SAU, 3.25%, 5/16/14

 500,064

 500,000

 A+/Aa3

 Export-Import Bank of Korea, 1.25%, 11/20/15

 500,289

 1,700,000

 1.13

 AA-/Aa3

 HSBC Bank Plc, Floating Rate Note, 1/17/14 (144A)

 1,712,791

 1,000,000

 0.96

 AA-/Aa3

 HSBC Bank Plc, Floating Rate Note, 8/12/13 (144A)

 1,003,883

 500,000

 BBB/Baa2

 Santander US Debt SAU, 2.485%, 1/18/13 (144A)

 499,998

 500,000

 A+/A2

 Standard Chartered Plc, 3.85%, 4/27/15 (144A)

 528,920

 250,000

 A/Aa3

 The Korea Development Bank, 5.3%, 1/17/13

 251,196

 820,000

 A/A3

 Wachovia Corp., 5.25%, 8/1/14

 878,475

 350,000

 2.08

 A+/A2

 Wachovia Corp., Floating Rate Note, 5/1/13

 352,479

 $

 7,480,925

 Regional Banks - 1.5%

 103,000

 A-/A2

 BB&T Corp., 1.6%, 8/15/17

 $

 104,456

 500,000

 A-/A2

 BB&T Corp., 5.7%, 4/30/14

 535,418

 500,000

 0.80

 BBB-/Baa2

 Fifth Third Bancorp, Floating Rate Note, 12/20/16

 484,544

 275,000

 BBB+/Baa1

 KeyBank NA Cleveland Ohio, 5.8%, 7/1/14

 295,313

 500,000

 BBB+/Baa1

 KeyCorp, 3.75%, 8/13/15

 536,772

 965,000

 BBB+/Baa1

 KeyCorp, 6.5%, 5/14/13

 990,956

 275,000

 8.25

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)

 279,514

 500,000

 BBB/Baa1

 SunTrust Banks, Inc., 3.5%, 1/20/17

 540,204

 $

 3,767,177

 Thrifts & Mortgage Finance - 0.5%

 325,000

 BBB-/Baa2

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 342,444

 500,000

 BBB/Baa2

 Santander Holdings USA, Inc. Pennsylvania, 3.0%, 9/24/15

 509,137

 500,000

 0.81

 AAA/Aaa

 Swedbank Hypotek AB, Floating Rate Note, 3/28/14 (144A)

 499,862

 $

 1,351,443

 Total Banks

 $

 12,599,545

 Diversified Financials - 6.8%

 Specialized Finance - 0.6%

 500,000

 BBB-/Baa3

 Banque PSA Finance SA, 3.375%, 4/4/14 (144A)

 $

 502,089

 175,000

 BBB+/Baa1

 Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (144A)

 188,808

 500,000

 A/A2

 National Rural Utilities Cooperative Finance Corp., 5.4%, 10/15/13

 517,136

 150,000

 A+/A3

 NYSE Euronext, 2.0%, 10/5/17

 154,454

 $

 1,362,487

 Consumer Finance - 2.0%

 500,000

 A+/A1

 American Honda Finance Corp., 2.375%, 3/18/13 (144A)

 $

 502,714

 380,000

 A+/A1

 American Honda Finance Corp., 6.7%, 10/1/13 (144A)

 399,009

 200,000

 BB+/Baa3

 Ford Motor Credit Co. LLC, 3.875%, 1/15/15

 207,723

 485,000

 AA+/A1

 General Electric Capital Corp., 1.625%, 7/2/15

 491,917

 1,000,000

 AA+/A1

 General Electric Capital Corp., 1.875%, 9/16/13

 1,011,329

 1,000,000

 1.21

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 12/20/13

 1,004,778

 500,000

 1.02

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 4/24/14

 503,497

 500,000

 0.98

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 4/7/14

 502,726

 500,000

 1.38

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 8/1/17

 498,233

 $

 5,121,926

 Asset Management & Custody Banks - 1.5%

 300,000

 AA-/A1

 Franklin Resources, Inc., 3.125%, 5/20/15

 $

 315,502

 500,000

 A-/Baa2

 Bank of America Corp., 3.7%, 9/1/15

 528,405

 1,000,000

 BBB+/Baa3

 Citigroup, Inc., 5.0%, 9/15/14

 1,053,009

 750,000

 A-/Baa2

 Citigroup, Inc., 5.5%, 4/11/13

 762,602

 500,000

 4.00

 A/A2

 JPMorgan Chase & Co., Floating Rate Note, 2/25/21

 502,070

 500,000

 0.96

 A/A2

 JPMorgan Chase & Co., Floating Rate Note, 2/26/13

 501,023

 $

 3,662,611

 Investment Banking & Brokerage - 2.7%

 500,000

 A-/Baa2

 Merrill Lynch & Co, Inc., 6.15%, 4/25/13

 $

 510,485

 500,000

 A-/Baa2

 Merrill Lynch & Co., Inc., 5.0%, 2/3/14

 520,946

 898,000

 A-/Baa2

 Merrill Lynch & Co., Inc., 5.45%, 2/5/13

 905,472

 1,000,000

 A-/Baa1

 Morgan Stanley, 4.0%, 9/22/20 (Step)

 1,012,483

 275,000

 3.10

 A-/Baa1

 Morgan Stanley, Floating Rate Note, 11/9/18

 268,988

 750,000

 2.81

 A-/Baa1

 Morgan Stanley, Floating Rate Note, 5/14/13

 756,289

 500,000

 A/Baa1

 TD Ameritrade Holding Corp., 2.95%, 12/1/12

 500,000

 340,000

 A-/A3

 The Goldman Sachs Group, Inc., 3.7%, 8/1/15

 358,923

 250,000

 1.31

 A-/A3

 The Goldman Sachs Group, Inc., Floating Rate Note, 11/21/14

 250,145

 1,000,000

 1.31

 A-/A3

 The Goldman Sachs Group, Inc., Floating Rate Note, 2/7/14

 1,002,465

 475,000

 0.82

 A-/A3

 The Goldman Sachs Group, Inc., Floating Rate Note, 3/22/16

 461,048

 $

 6,547,244

 Total Diversified Financials

 $

 16,694,268

 Insurance - 6.8%

 Life & Health Insurance - 0.9%

 50,000

 A+/A1

 Allstate Life Global Funding Trusts, 5.375%, 4/30/13

 $

 51,003

 500,000

 A-/NR

 Jefferson-Pilot Corp., 4.75%, 1/30/14

 520,960

 250,000

 A-/Baa2

 Lincoln National Corp., 4.3%, 6/15/15

 268,771

 500,000

 BBB+/A3

 Principal Financial Group, Inc., 7.875%, 5/15/14

 549,628

 475,000

 A/NR

 Prudential Covered Trust 2012-1, 2.997%, 9/30/15 (144A)

 493,456

 500,000

 A/Baa2

 Prudential Financial, Inc., 2.75%, 1/14/13

 501,153

 $

 2,384,971

 Multi-line Insurance - 0.7%

 500,000

 BBB-/Baa3

 Genworth Financial, Inc., 5.75%, 6/15/14

 $

 518,273

 410,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 441,822

 550,000

 AA-/Aa3

 Metropolitan Life Global Funding I, 2.5%, 1/11/13 (144A)

 551,119

 250,000

 A/A2

 Metropolitan Life Insurance Co., 7.7%, 11/1/15 (144A)

 292,172

 $

 1,803,386

 Property & Casualty Insurance - 1.4%

 1,291,000

 BBB/Baa2

 OneBeacon US Holdings, Inc., 5.875%, 5/15/13

 $

 1,320,294

 500,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 549,200

 980,000

 BBB+/Baa2

 WR Berkley Corp., 5.875%, 2/15/13

 989,656

 500,000

 BBB+/Baa2

 XL Group Plc, 5.25%, 9/15/14

 532,378

 $

 3,391,528

 Reinsurance - 3.8%

 250,000

 8.13

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (144A)

 $

 248,550

 250,000

 6.50

 BB+/NR

 Caelus Re II, Ltd., Floating Rate Note, 5/24/13 (Cat Bond) (144A)

 253,525

 250,000

 4.50

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 255,150

 375,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 379,012

 250,000

 5.00

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)

 252,650

 250,000

 5.75

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 251,900

 250,000

 9.61

 NR/B3

 GlobeCat, Ltd. Series USW, Floating Rate Note, 1/2/13 (Cat Bond) (144A)

 250,800

 500,000

 6.20

 BB-/NR

 Ibis Re, Ltd., Floating Rate Note, 5/3/13 (Cat Bond) (144A)

 504,050

 250,000

 7.00

 BB-/NR

 Johnston Re, Ltd., Floating Rate Note, 5/8/13 (Cat Bond) (144A)

 252,475

 500,000

 6.00

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 500,900

 250,000

 7.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 251,625

 500,000

 6.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 503,900

 500,000

 8.25

 BB-/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 507,050

 250,000

 9.98

 BB-/NR

 Loma Reinsurance, Ltd., Floating Rate Note, 12/21/12 (Cat Bond) (144A)

 250,200

 250,000

 6.00

 BB+/NR

 Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)

 233,500

 250,000

 8.50

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 248,725

 250,000

 8.22

 NR/Ba3

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 260,025

 250,000

 7.50

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 251,050

 250,000

 4.75

 B+/NR

 Queen Street III Capital, Ltd., Floating Rate Note, 7/28/14 (Cat Bond) (144A)

 249,225

 250,000

 8.60

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 247,775

 250,000

 6.25

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 253,525

 250,000

 0.00

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 254,000

 250,000

 9.00

 BB-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 261,050

 400,000

 0.00

 BB+/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 399,920

 250,000

 8.00

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 257,250

 250,000

 7.00

 BB/NR

 Shore Re, Ltd., Floating Rate Note, 7/8/13 (Cat Bond) (144A)

 256,875

 350,000

 13.17

 B-/NR

 Successor X, Ltd. Class III-R3, Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 354,970

 300,000

 9.66

 B/NR

 Successor X, Ltd. Class IV-E3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 303,810

 250,000

 3.33

 BBB-/NR

 Vita Capital IV, Ltd., Floating Rate Note, 1/15/16 (Cat Bond) (144A)

 251,325

 750,000

 3.12

 BBB-/NR

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 750,750

 $

 9,495,562

 Total Insurance

 $

 17,075,447

 Real Estate - 1.3%

 Diversified REIT's - 0.2%

 350,000

 BBB/Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 $

 375,180

 Office REIT's - 0.2%

 385,000

 BBB/Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 $

 401,007

 Specialized REIT's - 0.9%

 1,000,000

 BBB+/Baa2

 HCP, Inc., 2.7%, 2/1/14

 $

 1,017,734

 500,000

 BBB-/Baa2

 Health Care Real Estate Investment Trust, Inc., 2.25%, 3/15/18

 499,900

 780,000

 BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 834,749

 $

 2,352,383

 Total Real Estate

 $

 3,128,570

 Technology Hardware & Equipment - 0.2%

 Computer Hardware - 0.2%

 470,000

 BBB+/Baa1

 Hewlett-Packard Co., 2.625%, 12/9/14

 $

 468,857

 Total Technology Hardware & Equipment

 $

 468,857

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductors - 0.3%

 750,000

 BBB+/Baa1

 Maxim Integrated Products, Inc., 3.45%, 6/14/13

 $

 761,277

 Total Semiconductors & Semiconductor Equipment

 $

 761,277

 Telecommunication Services - 1.6%

 Integrated Telecommunication Services - 1.4%

 490,000

 BBB/Baa2

 British Telecommunications Plc, 5.15%, 1/15/13

 $

 492,499

 500,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 531,236

 550,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 573,732

 750,000

 BBB/Baa2

 Telecom Italia Capital SA, 4.95%, 9/30/14

 778,125

 500,000

 BBB/Baa2

 Telefonica Emisiones SAU, 3.992%, 2/16/16

 507,250

 590,000

 A-/WR

 Verizon Virginia, Inc., 4.625%, 3/15/13

 596,803

 $

 3,479,645

 Wireless Telecommunication Services - 0.2%

 500,000

 NR/A2

 Crown Castle Towers LLC, 3.214%, 8/15/15 (144A)

 $

 522,320

 Total Telecommunication Services

 $

 4,001,965

 Utilities - 1.2%

 Electric Utilities - 1.0%

 500,000

 A/A2

 Florida Power Corp., 0.65%, 11/15/15

 $

 499,680

 1,000,000

 BBB/Baa1

 Iberdrola Finance Ireland, Ltd., 3.8%, 9/11/14 (144A)

 1,028,310

 500,000

 BBB+/Baa1

 NextEra Energy Capital Holdings, Inc., 2.55%, 11/15/13

 508,544

 380,000

 BBB+/Baa2

 Northeast Utilities, 5.65%, 6/1/13

 389,367

 $

 2,425,901

 Independent Power Producers & Energy Traders - 0.2%

 500,000

 BBB/Baa1

 PSEG Power LLC, 2.75%, 9/15/16

 $

 520,934

 Total Utilities

 $

 2,946,835

 TOTAL CORPORATE BONDS

 (Cost $71,075,721)

 $

 72,141,464

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.4%

 87,397

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/15

 $

 94,732

 167,008

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/35

 182,597

 173,007

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/34

 193,969

 114,735

 AAA/Aaa

 Fannie Mae, 6.0%, 4/1/38

 125,840

 415,045

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/29

 482,060

 2,581

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/14

 2,617

 14,885

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/15

 15,092

 6,967

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/16

 7,461

 12,915

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/32

 14,850

 228

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/13

 232

 1,227

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/14

 1,272

 32,451

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/17

 35,217

 116,452

 AAA/Aaa

 Fannie Mae, 7.0%, 1/1/36

 138,684

 214,618

 AAA/Aaa

 Fannie Mae, 7.0%, 10/1/19

 241,244

 122,346

 AAA/Aaa

 Fannie Mae, 7.0%, 7/1/17

 134,454

 30,123

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/14

 30,522

 65,465

 2.97

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 1/1/25

 66,187

 93,525

 2.40

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 10/1/29

 98,154

 226,471

 2.57

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 10/1/29

 242,347

 332,013

 2.56

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 10/1/36

 346,847

 102,243

 2.83

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 11/1/24

 102,348

 4,619

 2.24

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 11/1/25

 4,921

 123,248

 1.56

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 11/1/40

 127,403

 84,881

 2.44

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 12/1/28

 91,053

 377,353

 4.49

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 12/1/36

 399,752

 20,840

 2.70

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 2/1/27

 20,932

 2,071

 3.24

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 2/1/33

 2,207

 3,667

 2.59

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 4/1/28

 3,934

 3,159

 2.36

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 4/1/29

 3,354

 82,754

 2.94

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 7/1/36

 89,062

 529,701

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/24

 562,700

 210,556

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 222,326

 401,638

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 430,362

 524,926

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 571,079

 158,464

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 2/1/21

 171,010

 129,330

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/23

 139,884

 6,184

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 6/1/17

 6,714

 25,309

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/16

 27,125

 3,746

 2.50

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/1/28

 4,021

 469,517

 2.94

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/31

 474,238

 8,306

 2.42

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/31

 8,876

 290,923

 2.78

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 12/1/31

 296,097

 30,304

 2.94

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/25

 30,500

 2,101

 2.65

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/29

 2,115

 8,332

 2.16

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 5/1/25

 8,421

 7,269

 2.35

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/1/18

 7,561

 1,603

 2.38

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 1,614

 160,888

 2.96

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 165,452

 485,087

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 8/15/19

 537,864

 345,699

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/36

 387,982

 88,524

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/31

 100,447

 489,512

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/17

 534,240

 82,123

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/37

 95,058

 55,562

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 64,548

 19,642

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/35

 22,594

 3,182

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/13

 3,260

 93,022

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/36

 115,223

 14,690

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 6/15/14

 14,868

 931,711

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 10/20/21

 1,019,295

 411,099

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 11/20/22

 449,744

 297,515

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 4/20/22

 325,482

 2,040

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 5/20/13

 2,053

 356,408

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 8/20/19

 390,190

 8,500,000

 AA+/Aaa

 U.S. Treasury Notes, 0.125%, 12/31/13

 8,492,367

 25,150,000

 AA+/Aaa

 U.S. Treasury Notes, 0.125%, 9/30/13

 25,137,223

 9,000,000

 AA+/Aaa

 U.S. Treasury Notes, 0.25%, 10/31/13

 9,004,221

 500,000

 AA+/Aaa

 U.S. Treasury Notes, 3.875%, 2/15/13

 503,789

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $53,213,800)

 $

 53,629,887

 MUNICIPAL BONDS - 3.3%

 Municipal Airport - 0.3%

 300,000

 BBB/A2

 Massachusetts Port Authority, 5.0%, 7/1/14

 $

 310,188

 475,000

 BBB/A2

 Massachusetts Port Authority, 5.0%, 7/1/16

 506,146

 $

 816,334

 Municipal Development - 0.1%

 250,000

 3.00

 AA-/Aa2

 Massachusetts Development Finance Agency, Floating Rate Note, 2/15/36

 $

 268,782

 Municipal General - 1.8%

 1,500,000

 1.39

 A+/A1

 New Jersey Economic Development Authority, Floating Rate Note, 6/15/13

 $

 1,503,750

 2,000,000

 Miq1/SP1+

 State of California, 2.5%, 6/20/13

 2,024,940

 500,000

 AA/Aa2

 State of Ohio, 3.0%, 6/15/15

 525,550

 500,000

 BBB/A3

 Texas Municipal Gas Acquisition & Supply Corp III, 5.0%, 12/15/15

 554,360

 $

 4,608,600

 Higher Municipal Education - 0.4%

 690,000

 2.70

 NR/A2

 Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 10/1/37

 $

 706,898

 200,000

 AA-/Aa2

 New York State Dormitory Authority, 3.0%, 7/1/13

 203,220

 $

 910,118

 Municipal Housing - 0.1%

 200,000

 NR/Aa3

 State of Oregon Housing & Community Services Department, 1.15%, 1/1/13

 $

 200,120

 Municipal Pollution - 0.4%

 1,000,000

 BBB+/Baa1

 County of Power Idaho, 5.625%, 10/1/14

 $

 1,001,100

 Municipal Transportation - 0.2%

 500,000

 NR/NR

 North Texas Tollway Authority, 2.441%, 9/1/13

 $

 507,370

 TOTAL MUNICIPAL BONDS

 (Cost $8,254,527)

 $

 8,312,424

 SENIOR FLOATING RATE LOAN INTERESTS - 1.8%

 Materials - 0.1%

 Metal & Glass Containers - 0.1%

 195,000

 4.50

 B/Ba3

 BWAY Holding Co., Initial Term Loan, 8/31/17

 $

 197,133

 Diversified Metals & Mining - 0.0%

 100,000

 0.00

 BB+/NR

 Fortescue Metals Group, Ltd., Term Loan, 9/18/17

 $

 100,393

 Total Materials

 $

 297,526

 Capital Goods - 0.2%

 Aerospace & Defense - 0.1%

 248,750

 3.75

 BBB-/Ba1

 Spirit Aerosystems, Inc., Term B Loan, 3/27/19

 $

 250,616

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 148,500

 4.50

 NR/NR

 Terex Corp., New US Term Loan, 4/28/17

 $

 149,985

 Total Capital Goods

 $

 400,601

 Commercial Services & Supplies - 0.1%

 Environmental & Facilities Services - 0.1%

 171,347

 2.40

 CCC/Caa2

 Synagro Technologies, Inc., Term Loan (First Lien), 4/2/14

 $

 151,821

 Total Commercial Services & Supplies

 $

 151,821

 Automobiles & Components - 0.5%

 Auto Parts & Equipment - 0.1%

 284,789

 3.50

 BBB/Baa2

 Delphi Automotive LLP, Tranche B Term Loan, 3/31/17

 $

 286,436

 Automobile Manufacturers - 0.4%

 918,375

 6.00

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 940,898

 Total Automobiles & Components

 $

 1,227,334

 Consumer Services - 0.2%

 Casinos & Gaming - 0.2%

 500,000

 3.75

 BBB-/Ba1

 Penn National Gaming, Inc., Term B Facility Loan, 6/29/18

 $

 502,774

 Total Consumer Services

 $

 502,774

 Media - 0.2%

 Movies & Entertainment - 0.2%

 277,169

 5.25

 NR/Ba1

 Cinedigm Digital Funding I LLC, Term Loan, 3/31/16

 $

 278,382

 195,001

 4.50

 BB-/Ba2

 Live Nation Entertainment, Inc., Term B Loan, 10/20/16

 196,300

 $

 474,682

 Total Media

 $

 474,682

 Health Care Equipment & Services - 0.1%

 Health Care Facilities - 0.1%

 367,918

 3.81

 BB/Ba3

 Community Health Systems, Inc., Extended Term Loan, 7/25/14

 $

 370,753

 Total Health Care Equipment & Services

 $

 370,753

 Diversified Financials - 0.1%

 Investment Banking & Brokerage - 0.1%

 149,250

 4.00

 NR/Ba2

 LPL Holdings, Inc., Initial Tranche B Term Loan, 3/6/19

 $

 150,071

 Total Diversified Financials

 $

 150,071

 Software & Services - 0.2%

 Internet Software & Services - 0.1%

 246,250

 4.00

 BB+/Ba3

 Autotrader.com, Inc., Tranche B-1 Term Loan, 12/15/16

 $

 248,636

 IT Consulting & Other Services - 0.1%

 271,555

 3.96

 BB/Ba3

 SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17

 $

 272,998

 Total Software & Services

 $

 521,634

 Utilities - 0.1%

 Independent Power Producers & Energy Traders - 0.1%

 335,261

 4.25

 BB+/Ba1

 AES Corp. Virginia, Initial Term Loan, 5/17/18

 $

 339,277

 Total Utilities

 $

 339,277

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $4,347,078)

 $

 4,436,473

 TEMPORARY CASH INVESTMENTS - 1.1%

 CERTIFICATE OF DEPOSIT — 0.2%

 500,000

 BBB+/Baa2

 Intesa Sanpaolo S.p.A. New York NY, 2.375%, 12/21/12

 $

 500,000

 Total Certificate of Deposit

 (Cost $494,950)

 $

 500,000

 REPURCHASE AGREEMENT - 0.9%

 2,225,000

 Deutsche Bank AG, 0.23%, dated 11/30/12, repurchase price of $2,225,000 plus accrued interest on 11/1/12 collateralized by the following:

 $651,362 U.S. Treasury Bond, 6.125-9.0%, 11/15/18-8/15/29

 $253,041 U.S. Treasury Notes, 2.75-3.125%, 2/15/19-5/15/19

 $1,366,853 U.S. Treasury Strip, 0.0-1.375%, 5/15/13-11/15/37

 $

 2,225,000

 Total Repurchase Agreement

 (Cost $2,225,000)

 $

 2,225,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $2,724,090)

 $

 2,725,000

 TOTAL INVESTMENT IN SECURITIES - 99.7%

 (Cost $250,603,006) (a)

 $

 249,849,151

 OTHER ASSETS & LIABILITIES - 0.3%

 $

 723,967

 TOTAL NET ASSETS - 100.0%

 $

 250,573,118

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At November 30, 2012, the value of these securities amounted to $51,815,732 or 20.7% of total net assets.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT's

 Real Estate Investment Trust.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At November 30, 2012, the net unrealized loss on investments based on cost for federal income tax purposes of $251,021,912 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 3,120,727

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (4,293,488)

 Net unrealized loss

 $

 (1,172,761)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

 CAD

 Canadian Dollar

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
33,377,110

$
-

$
33,377,110

 Collateralized Mortgage Obligations

-

75,226,793

-

75,226,793

 Corporate Bonds

-

72,141,464

-

72,141,464

 U.S. Government Agency Obligations

-

53,629,887

-

53,629,887

 Municipal Bonds

-

8,312,424

-

8,312,424

 Senior Floating Rate Loan Interests

-

4,436,473

-

4,436,473

 Certificate of Deposit

-

500,000

-

500,000

 Repurchase Agreement

-

2,225,000

-

2,225,000

 Total

$
-

$
249,849,151

$
-

$
249,849,151

 Other Financial Instruments*

$
(4,156
)

$
-

 * Other financial instruments include futures contracts

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Collateralized

 Mortgage

 Obligations

 Balance as of 8/31/11

$
11,893

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

-

 Net purchases (sales)

(11,893
)

 Transfers in and out of Level 3

-

 Balance as of 11/30/12

$
-

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Short Term Income Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date January 29, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date January 29, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date January 29, 2012 * Print the name and title of each signing officer under his or her signature.